Financial instruments and risk management - Schedule of fluctuations in interest and exchange rates to vary from hypothetical amounts (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on income statement gain/(loss)	$ 1,958	$ 2,538	$ 4,166
Total comprehensive gain/(loss)	$ 1,725	3,341	$ 3,681
Interest rate risk | 0.5% decrease in interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	(0.50%)
Impact on income statement gain/(loss)	$ 24	30
Total comprehensive gain/(loss)	$ 28	38
Interest rate risk | 0.5% increase in interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	0.50%
Impact on income statement gain/(loss)	$ (23)	(29)
Total comprehensive gain/(loss)	$ (27)	(37)
Currency exchange risk | 10% weakening of US dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	(10.00%)
Impact on income statement gain/(loss)	$ (33)	(46)
Total comprehensive gain/(loss)	$ (491)	(1,049)
Currency exchange risk | 10% strengthening of US dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	10.00%
Impact on income statement gain/(loss)	$ 26	37
Total comprehensive gain/(loss)	$ 411	$ 867